Minimum Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2011
Deposits/Minimum Regulatory Capital Requirements [Abstract]
Minimum Regulatory Capital Requirements

Note 16 – Minimum Regulatory Capital Requirements

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action. The prompt corrective action regulations provide four classifications, well capitalized, adequately capitalized, undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and plans for capital restoration are required. The Bank was well-capitalized as of December 31, 2011 and 2010.

The Bank’s actual capital amounts and ratios as of December 31, 2011 and 2010 are presented in the following table (000s omitted):

	Actual		For Capital Adequacy Purposes		To be Well-Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011
Total risk-based capital
(to risk weighted assets)
Bank of Birmingham	$13,504	12.0%	$9,026	8.0%	$11,283	10.0%

Tier I capital
(to risk weighted assets)
Bank of Birmingham	$12,091	10.7%	$4,513	4.0%	$6,770	6.0%

Tier I capital
(to average assets)
Bank of Birmingham	$12,091	9.9%	$4,866	4.0%	$6,083	5.0%

As of December 31, 2010
Total risk-based capital
(to risk weighted assets)
Bank of Birmingham	$10,334	10.6%	$7,834	8.0%	$9,792	10.0%

Tier I capital
(to risk weighted assets)
Bank of Birmingham	$9,117	9.3%	$3,917	4.0%	$5,875	6.0%

Tier I capital
(to average assets)
Bank of Birmingham	$9,117	8.1%	$4,477	4.0%	$5,597	5.0%